Annual Fund Operating Expenses - GABELLI CAPITAL ASSET FUND - CLASS AAA	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.32%